Shareholder Report, Holdings (Details) - C000031655	Apr. 30, 2026
Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Computer Hardware & Storage
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Insurance Brokers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Thrifts & Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Commercial Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Reinsurance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Private Equity
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Data & Transaction Processors
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Wealth Management
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Banks
Holdings [Line Items]
Percent of Net Asset Value	20.80%